Debt Guarantee (Narrative) (Details) - USD ($) $ in Millions		12 Months Ended
		Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013	Jan. 30, 2011	Jan. 29, 2012	Aug. 30, 2007
Debt Guarantee [Abstract]
Pretax benefit due to reversal of liability	[1]	$ 0	$ 0	$ 67
HD Supply Inc [Member]
Debt Guarantee [Abstract]
Face Amount of Long-Term Debt							$ 1,000
Fair value of the guarantee						$ 67	$ 16
HD Supply Inc [Member] | Interest and Other, net [Member]
Debt Guarantee [Abstract]
Increase (decrease) in fair value of the guarantee				67	$ 51
Pretax benefit due to reversal of liability				$ 67

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.